Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Total Stock-based Compensation Expense

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during three- and six-months ended June 30, 2013 and 2012 was comprised of the following:

	Three-Months Ended June 30		Six-Months Ended June 30
	2013	2012	2013	2012

Research and development	$31,466	$22,152	$58,087	$42,441
General and administrative	57,697	61,418	105,146	109,210

Total share-based compensation expense	$89,163	$83,570	$163,233	$151,651

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

Weighted-average Assumptions Used for Calculating Value of Options Granted

The following table describes the weighted-average assumptions used for calculating the value of options granted during the six-months ended June 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40%
Expected term	6.2 years

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Stock Option Activity

Information regarding the stock options activity including employees, directors and non-employees as of June 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	3,414,227	$0.66	4.4 years
Options granted (unaudited)	495,200	1.63	6.2 years
Options exercised (unaudited)	(362,666)	0.54	2.9 years
Options canceled or expired (unaudited)	(5,334)	1.49	8.9 years

Outstanding at June 30, 2013 (unaudited)	3,541,427	0.84	4.8 years

Vested or expected to vest at June 30, 2013 (unaudited)	3,541,427	0.84

Exercisable at June 30, 2013 (unaudited)	2,802,318	$0.65	3.6 years

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years